Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities, and equipment. Leases may include one or more options to renew. Renewals are not in the determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.

(in millions)	December 31, 2022	December 31, 2021
Amortization of right-of-use assets	$82	$81
Interest expense on lease liabilities	23	27
Short-term and low-value leases expense	1	1
Total net lease cost	$106	$109
Weighted average remaining lease term	7.18 years	6.51 years
Weighted average discount rate	4.75%	6.65%
The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
(in millions)	Minimum Lease Payments	Present Value of Payments	Minimum Lease Payments	Present Value of Payments
Within 1 year	$92	$75	$157	$135
2-5 years	184	146	232	191
After 5 years	151	124	123	100
	$427	$345	$512	$426
Less: amounts representing
finance charges	(82)	—	(86)	—
Present value of minimum lease payments	$345	$345	$426	$426
Current		75		135
Non-current		270		291
		$345		$426
Supplemental cash flow information related to leases is as follows:

(in millions)	December 31, 2022	December 31, 2021
Cash flows used in operating activities:
Payments of short-term and low-value leases	$(1)	$(1)
Interest paid	(23)	(27)
Cash flows used in financing activities:
Payment of lease obligations	(89)	(78)

The following table summarizes the movement of right-of-use assets which primarily relates to building and leasehold improvements during the years ended December 31, 2022 and 2021 is as follows:

(in millions)	December 31, 2022	December 31, 2021
Beginning balance	$305	$292
Additions	$59	94
Amortization	(82)	(81)
Ending balance	$282	$305